Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 346,697	$ 328,761
Accounts receivable, net	123,466	132,671
Inventories	117,039	115,717
Net investment in sales-type leases	4,758	7,208
Prepaid expenses	7,036	7,696
Other current assets	24,332	22,858
Total current assets	623,328	614,911
Non-current assets
Net investment in sales-type leases - long-term	2,627	4,439
Property, plant and equipment, net	195,944	199,951
Goodwill	386,746	387,108
Other intangible assets, net	125,039	142,122
Other non-current assets	34,694	31,219
Total non-current assets	745,050	764,839
Total assets	1,368,378	1,379,750
Current liabilities
Accounts payable	47,189	39,849
Current portion of long-term debt	5,143	5,143
Accrued expenses and other current liabilities	33,586	30,041
Accrued compensation and related benefits	30,290	35,356
Deferred revenues	54,063	52,908
Total current liabilities	170,271	163,297
Non-current liabilities
Long-term debt	24,571	27,143
Deferred tax liabilities	2,995	7,069
Deferred revenues - long-term	15,098	15,200
Other non-current liabilities	29,953	32,899
Total non-current liabilities	72,617	82,311
Total liabilities	242,888	245,608
Contingencies (see note 12)
Redeemable non-controlling interests	997	1,635
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,729 thousands shares and 53,631 thousands shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	146	145
Additional paid-in capital	2,670,404	2,663,274
Accumulated other comprehensive loss	(9,103)	(7,023)
Accumulated deficit	(1,536,954)	(1,523,906)
Equity attributable to Stratasys Ltd.	1,124,493	1,132,490
Non-controlling interests		17
Total equity	1,124,493	1,132,507
Total liabilities and equity	$ 1,368,378	$ 1,379,750